Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

									Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for Non-PEO Named	Average Compensation Actually Paid to Non- PEO Named	Total Share-	Peer Group Total Share-	Net	Adjusted (Loss)
	Paul Stone	Joseph Schneider	Jon Barker	Paul Stone	Joseph Schneider	Jon Barker	Executive Officers	Executive Officers	holder Return	holder Return	(Loss) Income	Earnings Per Share
Year	($)(1)	($)(1)	($)(1)	($)(2)	($)(2)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)	($)
2023	2,741,394	914,616	250,425	2,262,753	758,706	(822,437)	1,176,874	421,503	57.10	121.60	(28,997)	(0.64)
2022	-	-	3,725,872	-	-	2,410,194	876,646	494,522	144.75	118.92	40,518	1.06
2021	-	-	4,025,011	-	-	1,689,376	2,621,298	(1,380,618)	164.20	121.96	108,470	1.72
2020	-	-	3,711,234	-	-	9,044,244	1,543,219	3,833,104	270.37	128.47	91,380	2.23
(1)
The dollar amounts reported in these columns are for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023, Paul Stone, our Chief Executive Officer, Joseph Schneider, our former Interim Chief Executive Officer and Jon Barker, our former Chief Executive Officer; and (ii) for 2022, 2021 and 2020, Jon Barker, our former Chief Executive Officer. Refer to "Executive Compensation Tables - Summary Compensation Table for Fiscal Years 2023, 2022 and 2021."
(2)
The dollar amounts reported in these columns are the amount of “compensation actually paid” to Messrs. Stone, Schneider and Barker for 2023 as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our former PEO during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Stone's, Schneider's and Barker’s total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		Paul Stone	Joseph Schneider	Jon Barker
Summary Compensation Table Total	($)	2,741,394	914,616	250,425
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	1,700,000	250,000	-
Plus: Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	1,221,359	-	-
Plus: Fair Value as of Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	($)	-	94,090	-
Plus: Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	-	-	-
Plus: Year over Year Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	-	-	(262,627)
Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year	($)	-	-	(810,235)
Compensation Actually Paid	($)	2,262,753	758,706	(822,437)
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding Messrs. Stone, Schneider and Barker) in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs (excluding Messrs. Stone, Schneider and Barker) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023 and 2022, Jeff White, our Chief Financial Officer; (ii) for 2021, Robert Julian, our former Chief Financial Officer, and Jeff White; and (iii) for 2020, Robert Julian.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Messrs. Stone, Schneider and Barker) in each of 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Stone, Schneider and Barker) during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs as a group (excluding Messrs. Stone, Schneider and Barker) total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		2023
Average Summary Compensation Table Total	($)	1,176,874
Less: Average Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	599,995
Plus: Average Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	220,239
Plus: Average Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	(220,753)
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	(154,861)
Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year	($)	-
Compensation Actually Paid	($)	421,503
(5)
Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Retailing Industry Group Index.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
(8)
“Adjusted Earnings Per Share” means adjusted net income divided by average shares outstanding. Adjusted net income as net income plus expenses incurred relating to costs incurred for the recruitment and hiring of key members of management, expenses incurred and a one-time payment received relating to the terminated merger with the Great Outdoors Group, LLC, an accrued settlement for a closed store, a one time legal settlement, severance expenses paid as part of a cost reduction plan and recognized tax benefits, as applicable.

Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the second graph below further illustrates the relationship between Company total shareholder return and that of the S&P 500 Retailing Industry Group Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in these columns are for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023, Paul Stone, our Chief Executive Officer, Joseph Schneider, our former Interim Chief Executive Officer and Jon Barker, our former Chief Executive Officer; and (ii) for 2022, 2021 and 2020, Jon Barker, our former Chief Executive Officer. Refer to "Executive Compensation Tables - Summary Compensation Table for Fiscal Years 2023, 2022 and 2021."

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Retailing Industry Group Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns are the amount of “compensation actually paid” to Messrs. Stone, Schneider and Barker for 2023 as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our former PEO during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Stone's, Schneider's and Barker’s total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		Paul Stone	Joseph Schneider	Jon Barker
Summary Compensation Table Total	($)	2,741,394	914,616	250,425
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	1,700,000	250,000	-
Plus: Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	1,221,359	-	-
Plus: Fair Value as of Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	($)	-	94,090	-
Plus: Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	-	-	-
Plus: Year over Year Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	-	-	(262,627)
Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year	($)	-	-	(810,235)
Compensation Actually Paid	($)	2,262,753	758,706	(822,437)

Non-PEO NEO Average Total Compensation Amount	$ 1,176,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 421,503
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding Messrs. Stone, Schneider and Barker) in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs (excluding Messrs. Stone, Schneider and Barker) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2023 and 2022, Jeff White, our Chief Financial Officer; (ii) for 2021, Robert Julian, our former Chief Financial Officer, and Jeff White; and (iii) for 2020, Robert Julian.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Messrs. Stone, Schneider and Barker) in each of 2023, 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Messrs. Stone, Schneider and Barker) during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs as a group (excluding Messrs. Stone, Schneider and Barker) total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		2023
Average Summary Compensation Table Total	($)	1,176,874
Less: Average Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	599,995
Plus: Average Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	220,239
Plus: Average Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	(220,753)
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	(154,861)
Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year	($)	-
Compensation Actually Paid	($)	421,503

Compensation Actually Paid vs. Total Shareholder Return	tive TSR CAP in thousands
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income number in thousands
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Adjusted ESPCAP in thousands
Tabular List, Table

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

▪
Total Return on Invested Capital
▪
Total Operating Income
▪
Adjusted EBITDA
▪
Gross Margin
▪
Net Sales Growth

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended (the “Securities Act”), or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Total Return on Invested Capital
Measure:: 2
Pay vs Performance Disclosure
Name	Total Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
“Adjusted Earnings Per Share” means adjusted net income divided by average shares outstanding. Adjusted net income as net income plus expenses incurred relating to costs incurred for the recruitment and hiring of key members of management, expenses incurred and a one-time payment received relating to the terminated merger with the Great Outdoors Group, LLC, an accrued settlement for a closed store, a one time legal settlement, severance expenses paid as part of a cost reduction plan and recognized tax benefits, as applicable.

Measure:: 4
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Net Sales Growth
Paul Stone
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,741,394
PEO Actually Paid Compensation Amount	$ 2,262,753
PEO Name	Paul Stone
Joseph Schneider
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 914,616
PEO Actually Paid Compensation Amount	$ 758,706
PEO Name	Joseph Schneider
Jon Barker
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 250,425
PEO Actually Paid Compensation Amount	$ (822,437)
PEO Name	Jon Barker	Jon Barker	Jon Barker	Jon Barker
PEO | Paul Stone | Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,700,000
PEO | Paul Stone | Plus: Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,221,359
PEO | Joseph Schneider | Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,000
PEO | Joseph Schneider | Plus: Fair Value as of Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,090
PEO | Jon Barker | Plus: Year over Year Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(262,627)
PEO | Jon Barker | Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(810,235)
Non-PEO NEO | Less: Average Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	599,995
Non-PEO NEO | Plus: Average Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,239
Non-PEO NEO | Plus: Average Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(220,753)
Non-PEO NEO | Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (154,861)